Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation Of Leases For Lessee [Abstract]
Summary of Carrying Amounts of Lease Liabilities

The carrying amounts of lease liabilities and the movements during the year are as follows:

	2021	2020
	(in thousands)
	£	£
At January 1	645	806
Re-measurement of liability	4	115
Accretion of interest	18	26
Payments	(296)	(297)
Effect of foreign currency exchange differences	—	(5)
At December 31	371	645

Classified as:
Current	207	278
Non-current	164	367
	371	645

Summary of Maturity Analysis of Lease Liabilities

The maturity analysis of lease liabilities is as follows:

	2021	2020
	(in thousands)
	£	£
Contractual undiscounted payments
Not later than 1 year	216	296
Later than 1 year and not later than 3 years	169	307
Later than 3 years and not later than 5 years	—	74
Total contractual undiscounted payments	385	677
Less: effect of discounting	(14)	(32)
Discounted lease liabilities	371	645

Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts

15. Leases (continued)

The following amounts are recognized in the statements of operations with respect to lease contracts:

	2021	2020	2019
	(in thousands)
	£	£	£
Depreciation expense of right of use assets	266	268	193
Interest expense on lease liabilities (included in administrative expenses)	18	26	21
Total amount recognized in statements of operations	284	294	214

Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised

Based upon the current lease cost, the undiscounted future rental payments of potential extension options that are not included in the lease liability are as follows:

	2021	2020
	(in thousands)
	£	£
Extension options not expected to be exercised
Not later than 5 years	830	591
Later than 5 years	148	387
Total	978	978